INCOME TAXES (Details Narrative) $ in Thousands, $ in Millions		12 Months Ended
	Dec. 29, 2017 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate		25.00%
Income tax losses		$ 187,327	$ 140,835	$ 154,881
CHINA
Operating Loss Carryforwards [Line Items]
Income tax losses		$ 749,310
Tax losses expiration description		one to ten years that are available for deduction against future taxable profits.
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate		16.50%
Assessable profits	$ 2.0
Inland Revenue, Hong Kong [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	8.25%
Inland Revenue, Hong Kong [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	16.50%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate		25.00%	25.00%	25.00%
State Administration of Taxation, China [Member] | Shangdong Boya [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate		15.00%	15.00%	15.00%
State Administration of Taxation, China [Member] | FAW Jilin [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate		15.00%	15.00%